Business Combination (Details) tons in Thousands		12 Months Ended
	Apr. 24, 2023 USD ($) shares	Jun. 30, 2024 USD ($) tons shares
Business Combination [Line Items]
Total aggregate amount	$ 2,600,000
Combination of cash		$ 200,000
Cash payments	1,900,000
Cash payment	$ 500,000
Equity (in Shares) | shares	64,093	384,558
Shares equivalent		$ 1,700,000
Experience years		10 years
Crushing capacity of tons (in tons) | tons		10
Pro-forma revenue		$ 5,043,956
ValoraSoy S.A. [Member]
Business Combination [Line Items]
Combination of cash	$ 2,400,000